Schedule of Warrants Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Unit Purchase Options And Warrants
Number of warrants, outstanding, beginning balance	25,864	8,364
Weighted average exercise price, outstanding, beginning balance	$ 30.20	$ 72.40
Aggregate intrinsic value, outstanding, beginning balance		$ 16,029
Number of warrants, granted	422,875	17,500
Weighted average exercise price, granted	$ 12.60	$ 10.00
Aggregate intrinsic value, granted	$ 92,293
Number of warrants, exercised
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised
Number of warrants, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of warrants, outstanding, ending balance	448,739	25,864
Weighted average exercise price, outstanding, ending balance	$ 14.00	$ 30.20
Aggregate intrinsic value, outstanding, ending balance	$ 140,943